Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
ASSETS
Cash and cash equivalents	$ 174,080	$ 485,559	$ 433,712
Loans receivable, net	7,701,377	7,124,702	4,316,316
Other receivables	84,617	76,262	25,882
Prepaid expenses	1,935	7,276
Property and equipment, net	24,678	28,511	36,100
Security deposits	30,964	35,839	39,329
Loan costs, net			77,781
TOTAL ASSETS	8,017,651	7,758,149	4,929,120
LIABILITIES
Accounts payable and accrued expenses	157,356	96,441	172,139
Preferred Dividends Payable	1,443
Deferred rent	3,283	11,522	28,429
CEO accrued consulting fees			106,588
Senior debt			2,230,000
TOTAL LIABILITIES	162,082	107,963	2,537,156
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY
Preferred stock, $0.001 par value; 50,000,000 shares authorized, 3,071,000, 1,160,000 and 2,400,000 shares issued and outstanding at June 30, 2016, December 31, 2015 and December 31, 2014 respectively	3,071	1,160	2,400
Common stock, $0.001 par value; 200,000,000 and 3,000,000,000 shares authorized, 95,319,741, 28,874,299 and 21,581,103 shares issued and outstanding at June 30, 2016, December 31, 2015 and December 31, 2014 respectively	2,231,851	2,165,405	2,158,111
Additional paid-in capital	31,183,758	26,025,071	14,914,705
Prepaid preferred share redemption		(160,000)
Subscription receivable	(2,980,450)
Accumulated deficit	(22,582,661)	(20,381,450)	(14,683,252)
TOTAL STOCKHOLDERS' EQUITY	7,855,569	7,650,186	2,391,964
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 8,017,651	$ 7,758,149	$ 4,929,120